Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Shanghai Noah Rongyao Insurance Broker Co., Ltd	Affiliate of the Group until October 1, 2018

Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”)	Investee of Gopher Asset Management Co., Ltd.

Wuhu Bona Film Investment Management Co., Ltd (“Wuhu Bona”)	Investee of Gopher Asset Management Co., Ltd.

Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	Investees of Kunshan Jingzhao Equity Investment Management Co., Ltd., an affiliate of the Group

Investee funds of Noah Holdings (Hong Kong) Limited	Investees of Noah Holdings (Hong Kong) Limited, a subsidiary of the Group

Investee funds of Gopher Assets	Investees of Gopher Asset Management Co., Ltd.(“Gopher Assets”), a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

During the years ended December 31, 2016, 2017 and 2018, related party transactions were as follows:

	Years Ended December 31 (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	320,546	558,543	294,984	42,904
One-time commissions earned from funds subscribed by shareholders	896	2,517	—	—

Total one-time commissions	321,442	561,060	294,984	42,904

Recurring services fee
Investee funds of Gopher Assets	546,662	610,077	929,911	135,250
Wanjia Win-Win	7,441	1,079	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	42,404	49,425	33,009	4,801
Investee funds of Gopher Capital GP Ltd.	164,489	200,149	252,782	36,766
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	5,449	—	—	—
Wuhu Bona	7,728	—	8,491	1,235
Recurring services fee earned from funds subscribed by shareholders	1,553	—	2,868	417

Total recurring services fee	775,726	860,730	1,227,061	178,469

Performance-based income
Investee funds of Gopher Assets	32,206	44,580	92,128	13,399
Investee funds of Gopher Capital GP Ltd.	380	9,922	8,405	1,223
Wanjia Win-Win	6,915	—	—	—

Total performance-based income	39,501	54,502	100,533	14,622

Other service fee
Other services subscribed by shareholders	1,706	23,313	29,227	4,251
Investee funds of Gopher Capital GP Ltd.	82	1	—	—

Total other service fee	1,788	23,314	29,227	4,251

Total	1,138,457	1,499,606	1,651,805	240,246

As of December 31, 2017 and 2018, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Wanjia Win-Win	5,526	277	40
Investee funds of Gopher Assets	448,794	470,481	68,429
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	627	110	16
Wuhu Bona	1,777	—	—
Investee funds of Gopher Capital GP Ltd.	39,903	55,556	8,080
Shanghai Noah Rongyao Insurance Broker Co., Ltd	8,304	—	—

Total	504,931	526,424	76,565

As of December 31, 2017 and 2018, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Investee funds of Gopher Assets	10,523	32,007	4,655
Investee funds of Gopher Capital GP Ltd.	—	13,770	2,003

Total	10,523	45,777	6,658

The terms of the loans are due on demand and most of the loans are interest free.

As of December 31, 2017 and 2018, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Investee funds of Gopher Assets	31,523	88,158	12,822
Wanjia Win-Win	—	1,006	146
Investee funds of Gopher Capital GP Ltd.	—	10,311	1,500

Total	31,523	99,475	14,468

In December 2016, Shanghai Qinjie Investment (Limited Partnership), a investee fund managed by Gopher Asset, acquired 9.88% of the equity interests of Shanghai Noah Yijie Finance Technology Co., Ltd, one of the Company’s subsidiaries, at a purchase price of RMB150 million.

During the years ended December 31, 2016, 2017 and 2018, donation made to Shanghai Noah Foundation were RMB6.0 million, RMB2.7 million and RMB1.2 million, respectively.